Derivative Instruments - Net Gains or Losses Recognized in Costs and Expenses on Economic Exposures Associated with Foreign Currency Exchange Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Costs and Expenses
Derivative [Line Items]
Net gains (losses) on foreign currency denominated assets and liabilities	$ 10	$ (188)	$ (146)
Net gains (losses) on foreign exchange risk management contracts not designated as hedges	(56)	123	104
Net gains (losses)	(46)	(65)	(42)
Interest expense, net
Derivative [Line Items]
Net gains (losses) on foreign currency denominated assets and liabilities	1	16	39
Net gains (losses) on foreign exchange risk management contracts not designated as hedges	0	(19)	(46)
Net gains (losses)	1	(3)	(7)
Income Taxes
Derivative [Line Items]
Net gains (losses) on foreign currency denominated assets and liabilities	(35)	50	29
Net gains (losses) on foreign exchange risk management contracts not designated as hedges	33	(51)	(19)
Net gains (losses)	$ (2)	$ (1)	$ 10